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                        MITCHELL HUTCHINS SERIES TRUST

         PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

                                                                October 28, 1999
Dear Investor,

     This is a supplement to the prospectuses and Statements of Additional Information, as applicable, of Mitchell Hutchins Series Trust listed on the reverse side. The purpose of the supplement is to notify you of the change of address for Mitchell Hutchins Series Trust and Mitchell Hutchins Asset Management Inc. and the change of name of one of the Portfolios.

     Mitchell Hutchins Series Trust and Mitchell Hutchins Asset Management Inc. have changed their address to 51 West 52nd Street, New York, New York 10019-6114.

     The board of trustees of Mitchell Hutchins Series Trust has changed the name of Global Growth Portfolio to Global Equity Portfolio.
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     Mitchell Hutchins Series Trust


     Money Market Portfolio
     High Grade Fixed Income Portfolio
     Strategic Fixed Income Portfolio
     Strategic Income Portfolio
     Global Income Portfolio
     High Income Portfolio
     Balanced Portfolio
     Growth and Income Portfolio
     Tactical Allocation Portfolio
     Growth Portfolio
     Aggressive Growth Portfolio
     Small Cap Portfolio
     Global Equity Portfolio